UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22859

                  A&Q Masters Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

      Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

                Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Masters Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2017

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption

Equity Hedged
1060 Capital Opportunity Fund, Ltd	US/Canada	$ 8,000,000	$ 8,147,797	5.87%	7/1/2016	Monthly	30 days	6/30/2017 (f)	$ 2,032,974
Ailanthus Capital Partners (QP), Ltd.	US/Canada	6,000,000	6,052,480	4.36	3/1/2017	Quarterly	65 days	3/31/2018 (e)	6,052,480
Alvento Long/Short Equity Fund LP	Europe including UK	5,500,000	5,819,756	4.19	2/1/2017	Monthly	30 days	6/30/2017	5,819,756
BosValen Feeder Fund	Developed Asia excluding Japan	2,307,554	2,556,621	1.84	1/1/2015	Quarterly	60 days	6/30/2017	2,556,621
Castle Hook Offshore Fund Ltd.	Global	6,500,000	6,171,136	4.44	1/1/2017	Quarterly	90 days	6/30/2017 (c)	1,542,784
MW Eureka Fund	Global	10,530,507	11,377,498	8.19	2/1/2016	Monthly	30 days	6/30/2017	11,377,498
Pelham Long/Short Fund Ltd	Europe including UK	5,757,012	8,022,941	5.78	11/1/2010	Monthly	90 days	6/30/2017	8,022,941
Perceptive Life Sciences Qualified Fund, L.P	US/Canada	5,156,169	5,810,018	4.18	6/1/2015	Quarterly	45 days	6/30/2017	5,810,018
Pleiad Asia Offshore Feeder Fund	Developed Asia excluding Japan	7,712,343	7,824,754	5.64	8/1/2015	Quarterly	60 days	6/30/2017 (c)	1,956,189
Precocity Offshore Fund Ltd.	US/Canada	7,000,000	6,899,661	4.97	4/1/2016	Quarterly	65 days	6/30/2017 (c)	1,724,915
Sachem Head Offshore Ltd.	US/Canada	4,627,353	5,430,373	3.91	9/1/2013	Quarterly	65 days	6/30/2017 (c)	1,357,593
Shellback Fund, LP	US/Canada	11,833,098	14,600,055	10.52	1/1/2014	Quarterly	45 days	6/30/2017 (g)	7,125,576
Soroban Cayman Fund Ltd	US/Canada	14,314,243	17,447,080	12.57	4/1/2011	Quarterly	60 days	6/30/2017 (c)	4,361,770
Spindrift Partners LP	Global	125,179	232,443	0.17	9/1/2010	Illiquid	Illiquid	Illiquid	Illiquid
TPG Public Equity Partners -B, Ltd	Global	10,570,720	12,062,233	8.69	9/1/2015	Quarterly	60 days	6/30/2017 (c)	3,015,558
Turiya Fund LP	Developed Asia excluding Japan	3,300,000	5,938,930	4.28	1/1/2012	Quarterly	45 days	6/30/2017 (d)	1,979,643
Valinor Capital Partners, L.P.	US/Canada	134,246	113,330	0.08	12/1/2012	Illiquid	Illiquid	Illiquid	Illiquid
Viking Global Equities III Ltd.	US/Canada	6,324,284	9,100,470	6.55	7/1/2013	Annual	45 days	6/30/2017	9,100,470
Visium Balanced Offshore Fund, Ltd.	US/Canada	203,889	176,258	0.13	6/1/2011	Illiquid	Illiquid	Illiquid	Illiquid
Zebedee Focus Fund Limited	Europe including UK	5,000,000	4,968,782	3.58	4/1/2017	Monthly	30 days	3/31/2018 (e)	4,968,782

									-

Total		$ 120,896,597	$ 138,752,616	99.94%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	The Investment Fund is subject to an investor level gate of 33%.
(e)	The full amount of this holding is under lock-up and is not redeemable without paying a fee.
(f)	A portion of this holding ($6,114,823) is under lock-up and is not redeemable without paying a fee.
(g)	A portion of this holding ($7,474,479) is under lock-up and is not redeemable without paying a fee.

   Complete information about the Investment Funds’ underlying investments is not readily available.

A&Q Masters Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2017

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $138,752,616. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the equity hedged strategy (total fair value of $138,752,616) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2017, the Investment Funds in the equity hedged strategy had $86,384,731, representing 62.26% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $24,610,564, representing 17.74% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 1 - 9 months at June 30, 2017. Investments representing less than 1% of the value of investments in this category are held in a side pocket; therefore, redemption notice periods are no longer effective for this investment and the liquidation of assets is uncertain.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Masters Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/25/2017

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	8/25/2017

* Print the name and title of each signing officer under his or her signature.